Income Tax Expense - Schedule of Prima-Facie Tax on Loss Before Income Tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Prima-Facie Tax on Loss Before Income Tax [Abstract]
Loss before income tax	$ (514,087)	$ (730,347)
Income tax benefit on loss before income tax at 30%	(154,226)	(219,104)
Difference in overseas tax rates
Tax losses and temporary differences for the period for which no deferred tax is recognized	154,226	219,104
Income tax expense